Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Nov. 04, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2013